Equity - Additional Information (Detail) - $ / shares shares in Thousands	Sep. 29, 2018	Mar. 31, 2018	Sep. 30, 2017	Jan. 30, 2015
Class of Stock [Line Items]
Total shares authorized for repurchase				400,000
Remaining shares authorized for repurchase	158,000
Series A Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	100,000		100,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01		$ 0.01
Preferred Stock, Shares Issued	0		0
Series B Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		40
Preferred Stock, Par or Stated Value Per Share		$ 0.01
Preferred Stock, Shares Issued	0		0